Segmented disclosure (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Number of customers who each represented more than 10% of revenues during that period	two	single
Revenues	$ 198,280	$ 119,987
V2O5 [Member]
Disclosure of operating segments [line items]
Revenues	101,356
V2O5 [Member] | Purchased Products [Member]
Disclosure of operating segments [line items]
Revenues	455
V2O5 [Member] | Produced products [Member]
Disclosure of operating segments [line items]
Revenues	100,901
FeV [Member]
Disclosure of operating segments [line items]
Revenues	96,924
FeV [Member] | Purchased Products [Member]
Disclosure of operating segments [line items]
Revenues	8,163
FeV [Member] | Produced products [Member]
Disclosure of operating segments [line items]
Revenues	88,761
Sales & trading [Member]
Disclosure of operating segments [line items]
Revenues	163,105	64,512
Mine Properties [Member]
Disclosure of operating segments [line items]
Revenues	161,790	126,750
Corporate [Member]
Disclosure of operating segments [line items]
Revenues	135,309	74,553
Inter-segment transactions & other activities [Member]
Disclosure of operating segments [line items]
Revenues	(261,924)	$ 145,828
Largo Clean Energy Corp. [Member] | Inter-segment transactions & other activities [Member]
Disclosure of operating segments [line items]
Inter-segment transaction elimination partially offset amount	63,711
Inter Segment Transaction Elimination Partially Offset Assets	114
Inter-segment transaction elimination partially offset amount	54,327
Inter-segment transaction elimination partially offset liabilities	$ 73